Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2023
Prospectus Date	rr_ProspectusDate	Apr. 01, 2023
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CEFS
Armor US Equity Index ETF | Armor US Equity Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARMR
Corbett Road Tactical Opportunity ETF | Corbett Road Tactical Opportunity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OPPX
Akros Monthly Payout ETF | Akros Monthly Payout ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPAY